Expense Example	Oct. 20, 2026 USD ($)
xETFs Samsung Group ETF | xETFs Samsung Group ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
xETFs Hyundai Group ETF | xETFs Hyundai Group ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208